November 24, 2010

Via EDGAR

Securities & Exchange Commission Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	Enzo Biochem, Inc.
Preliminary Proxy Statement on Schedule 14A filed November 24, 2010
Filed by Shahram K. Rabbani

Ladies and Gentlemen:

Filed with this letter is the Preliminary Proxy Statement and form of Proxy of Shahram K. Rabbani. The attached documents relate to the 2010 Annual Meeting of Shareholders of Enzo Biochem, Inc. scheduled for January 14, 2011.

Please direct any and all comments with respect to this filing at your earliest practical convenience to the undersigned at 516-383-6203.

Very truly yours,

Shahram K. Rabbani